Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair value of financial assets and liabilities
Schedule of fair value of financial assets and liabilities
	As of December 31, 2025
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash and cash equivalents	3,339	3,339
Trade receivable	16,678	16,678
	20,017	20,017

Financial liabilities
Convertible notes payable	5,393	5,393
Trade payable	2,422	2,422
Salary and benefit payable	4,262	4,262
Other payable	22,424	22,424
	34,501	34,501
	As of December 31, 2024
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	79	79
Trade receivable	12,568	12,568
	12,647	12,647

Financial liabilities
Convertible notes payable	12,922	12,922
Trade payable	1,302	1,302
Salary and benefit payable	3,764	3,764
Other payable	387	387
	18,375	18,375